Shareholder Fees - FidelityDiversifiedInternationalFund-KPRO	Dec. 30, 2023 USD ($)
FidelityDiversifiedInternationalFund-KPRO | Fidelity Diversified International Fund
Shareholder Fees:
(fees paid directly from your investment)	none